FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES - Remaining contractual life of the derivatives portfolio (Details) - COP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Derivative financial assets	$ 2,800,719	$ 1,902,955
Derivative financial liabilities	(2,381,326)	(1,860,812)
Derivative financial instruments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Derivative financial assets	2,800,719	1,902,955
Derivative financial liabilities	(2,381,326)	(1,860,812)
Derivative financial instruments | Less than 1 year
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Derivative financial assets	1,275,115	1,045,877
Derivative financial liabilities	(1,120,902)	(1,068,891)
Derivative financial instruments | Between 1 and 3 years
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Derivative financial assets	632,971	373,438
Derivative financial liabilities	(435,997)	(332,939)
Derivative financial instruments | Greater than 3 years
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Derivative financial assets	892,633	483,640
Derivative financial liabilities	(824,427)	(458,982)
Forwards
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Derivative financial assets	976,813	717,508
Derivative financial liabilities	(895,947)	(772,361)
Forwards | Less than 1 year
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Derivative financial assets	971,321	712,990
Derivative financial liabilities	(876,888)	(757,560)
Forwards | Between 1 and 3 years
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Derivative financial assets	5,492	4,518
Derivative financial liabilities	(19,059)	(14,801)
Swaps
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Derivative financial assets	1,787,095	1,129,849
Derivative financial liabilities	(1,418,778)	(1,029,951)
Swaps | Less than 1 year
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Derivative financial assets	268,929	281,412
Derivative financial liabilities	(181,920)	(259,645)
Swaps | Between 1 and 3 years
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Derivative financial assets	625,533	364,797
Derivative financial liabilities	(412,431)	(311,324)
Swaps | Greater than 3 years
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Derivative financial assets	892,633	483,640
Derivative financial liabilities	(824,427)	(458,982)
Options
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Derivative financial assets	36,811	55,598
Derivative financial liabilities	(66,601)	(58,500)
Options | Less than 1 year
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Derivative financial assets	34,865	51,475
Derivative financial liabilities	(62,094)	(51,686)
Options | Between 1 and 3 years
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Derivative financial assets	1,946	4,123
Derivative financial liabilities	$ (4,507)	$ (6,814)